Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.9%

BRAZIL — 3.5%
MercadoLibre, Inc. *	10,364	$15,669,954
NU Holdings Ltd., Class A *	730,367	8,713,278
		24,383,232
CANADA — 3.2%
Shopify, Inc., Class A *	293,274	22,631,955

CHINA — 11.1%
BeiGene Ltd. ADR *	57,691	9,022,295
Contemporary Amperex Technology Co., Ltd., Class A	476,160	12,449,257
Meituan, Class B *	1,606,890	19,835,602
PDD Holdings, Inc. ADR *	253,174	29,431,478
Tencent Holdings Ltd.	191,100	7,443,334
		78,181,966
FRANCE — 4.6%
Hermes International	6,331	16,180,649
Kering	41,064	16,264,771
		32,445,420
GERMANY — 1.5%
BioNTech SE ADR *	116,092	10,709,487

INDIA — 1.6%
HDFC Bank Ltd.	644,918	11,245,836

ITALY — 1.9%
Moncler SpA	177,423	13,239,437

NETHERLANDS — 9.2%
Adyen NV *	16,575	27,997,444
ASML Holding NV	37,569	36,421,712
		64,419,156
SINGAPORE — 1.7%
Sea Ltd. ADR *	229,176	12,309,043

SOUTH KOREA — 2.4%
Coupang, Inc. *	972,531	17,301,326

UNITED STATES — 57.2%
Advanced Micro Devices, Inc. *	113,573	20,498,791
Affirm Holdings, Inc. *	126,401	4,709,701
Amazon.com, Inc. *	263,020	47,443,548
Atlassian Corp., Class A *	109,443	21,353,424
Cloudflare, Inc., Class A *	250,730	24,278,186
Datadog, Inc., Class A *	65,027	8,037,337
Dexcom, Inc. *	190,942	26,483,655
Enphase Energy, Inc. *	58,998	7,137,578
Ginkgo Bioworks Holdings, Inc. *	1,549,647	1,797,591
Intuitive Surgical, Inc. *	61,070	24,372,426
Joby Aviation, Inc. *	610,349	3,271,471
Moderna, Inc. *	171,017	18,223,571
Netflix, Inc. *	37,486	22,766,372
NVIDIA Corp.	64,948	58,684,415
Rivian Automotive, Inc., Class A *	293,379	3,212,500
ROBLOX Corp., Class A *	259,360	9,902,365

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
UNITED STATES (continued)
Samsara, Inc., Class A *	275,492	$10,410,843
Spotify Technology SA *	93,457	24,663,302
Symbotic, Inc. *	144,399	6,497,955
Tesla, Inc. *	86,940	15,283,183
Trade Desk, Inc. (The), Class A *	274,961	24,037,091
Workday, Inc., Class A *	72,494	19,772,738
		402,838,043
TOTAL INVESTMENTS — 97.9%
(cost $418,776,953)		$689,704,901
Other assets less liabilities — 2.1%		15,008,422
NET ASSETS — 100.0%		$704,713,323

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$528,626,859	$161,078,042	$—	$689,704,901
Total	$528,626,859	$161,078,042	$—	$689,704,901

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.